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                        GROUP VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT ELEVEN
                              STANDARD (SERIES II)
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042



     SUPPLEMENT DATED JANUARY 19, 2006 TO THE PROSPECTUS DATED JULY 7, 2005



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              SUPPLEMENT DATED JANUARY 19, 2006 TO YOUR PROSPECTUS

ARTISAN MID CAP VALUE FUND SUB-ACCOUNT -- CLOSURE

Artisan Mid Cap Value Fund Sub-Account is closed to all Contracts issued after January 31, 2006.


     THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
REFERENCE.

HV-5340